STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred stock

As at December 31, 2021 and 2020, no preferred shares have been designated or issued.

Common stock

On January 3, 2020, 100,000 shares of Common Stock were issued as a result of conversion of accrued interest and principal on the Auctus Note #2 for a total of $12,000.

On February 18, 2020, 250,000 shares of Common Stock were issued as a result of conversion of accrued interest and principal on the Auctus Note #2 for a total of $22,132.

On March 12, 2020, 750,000 of Common Stock were issued in exchange for 416,666 warrants with cashless exercise, originating from Auctus Notes #1 and #2.

On June 4, 2021, 930,864 shares of Common Stock were issued to two consultants as a result of conversion of accrued interest and principal for two convertible notes for a total of $121,042.

On June 4, 2021, 7,591,261 shares of Common Stock were issued to management as a result of conversion of accrued interest and principal for three convertible notes for a total of $986,864. To avoid dilution of the Company stock, the shares were returned to treasury and cancelled on November 20, 2021, and the original debt consisting of accrued salary was forgiven.

On December 3, 2021 a company affiliate converted their holdings in the Subsidiary into 4,754,552 shares, or 0.2945/share in accordance with a joint venture agreement.

For the year ended December 31, 2021, a net of 7,704,909 shares of Common Stock were awarded at an average cost per share of $0.07, under the 2010 and the 2016 Stock Plans for a total value of $557,422. For the year ended December 31, 2020, 9,875,000 shares of Common Stock were awarded at an average cost per share of $0.01, under the 2010 Stock Plan for a total value of $228,407. For details, see Shares Awarded and Issued under Note 9.

As at December 31, 2021, the Company has 110,840,998 shares of Common Stock issued and outstanding. At December 31, 2020 there were 97,450,673 shares of Common Stock issued and outstanding.

Common Stock Warrants

The fair value of stock warrants granted for the year ended December 31, 2021 was calculated with the following assumptions:

	2021	2020
Risk-free interest rate	0.16 - 1.00%	0.46 - 1.67%
Expected dividend yield	0%	0%
Volatility factor (monthly)	175.34%	158.22%
Expected life of warrant	5 years	5 years

For the year ended December 31, 2021 the Company awarded 405,334 warrants, valued at $145,438, and 750,000 shares of Common Stock were issued in a cashless exercise. For the year ended December 31, 2020 the Company issued 408,333 warrants to purchase Common Stock as part of a convertible note agreements. The warrants total value allocated to debt discount was $129,929. For details, see Convertible Note Payable under Note 7.

The following table summarizes the Company’s Common Stock warrant activity for the year ended December 31, 2021 and 2020:

	Number of Warrants	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2020	616,666	$0.60	4.8
Granted	405,334	1.29	5.0
Exercised	(750,000)	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2020	272,000	$2.00	3.9
Granted	—	—	—
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2021	272,000	$2.00	2.9

The following table summarizes information about stock warrants that are vested or expected to vest at December 31, 2021:

		Warrants Outstanding				Exercisable Warrants
Exercise Price	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$2.00	272,000	$2.00	2.90	$—	272,000	$2.00	2.90	$—
$2.00	272,000	$2.00	2.90	$—	272,000	$2.00	2.90	$—

The 272,000 warrants are held by an affiliate. The warrant agreement includes provisions for dilutive issuance and cash-less exercise and are held by an affiliate (beneficially owned by Michael Sheikh, Ola Soderquist and David Platt).

The following table sets forth the status of the Company’s non-vested warrants as at December 31, 2021 and December 31, 2020:

	Number of Warrants	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2019	—	$—
Granted	405,334	0.13
Forfeited	—	—
Vested	(405,334)	0.13
Non-vested as at December 31, 2020	—	$—
Granted	—	—
Forfeited	—	—
Vested	—	—
Non-vested as at December 31, 2021	—	$—

The weighted-average remaining contractual life for warrants exercisable at December 31, 2021 is 2.90 years.

The aggregate intrinsic value for fully vested, exercisable warrants was $0 at December 31, 2021 and 2020 was $0.

Common Stock Options

For the year ended December 31, 2021 there were 135,000 options awarded under the 2021 Stock Option Plan. The options total fair value at the time of award was $14,490. For the year ended December 31, 2020 there were 192,000 options awarded under the 2010 Stock Option Plan. The options total fair value at the time of award was $18,460. For details, see Stock options granted and vested under note 9.

Sales of Shares in Subsidiary

During the years ended December 31, 2021 and 2020, the Company sold 9% and 15%, respectively, of its subsidiary Pharmalectin for a total amount of $600,000 and $950,000, respectively. The external ownership interest is 24% and are currently held by an affiliate (beneficially owned by Michael Sheikh, Ola Soderquist and David Platt).